Average Annual Total Returns{- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-15 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Retail Class - Exempt Money Market Fund
	Past 1 year	Past 5 years	Past 10 years
Total	0.35%	0.63%	0.32%